As filed with the Securities and Exchange Commission on September 29, 2022.
No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 810	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 811	☒

Invesco Exchange-Traded Fund Trust II
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on October 29, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 810 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 29, 2022 as the new effective date for Post-Effective Amendment No. 805 to the Trust’s Registration Statement, which was filed on June 7, 2022 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 806 and 809 to the Trust’s Registration Statement filed on August 19, 2022 and September 16, 2022, respectively. This Amendment relates solely to Invesco NASDAQ Metaverse ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 805 to the Trust’s Registration Statement, which was filed on June 7, 2022.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of September, 2022.
Invesco Exchange-Traded Fund Trust II
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	September 29, 2022
Anna Paglia
/s/ Kelli Gallegos	Treasurer	September 29, 2022
Kelli Gallegos
/s/ Adam Henkel	Secretary	September 29, 2022
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	September 29, 2022
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	September 29, 2022
Todd J. Barre
*/s/ Edmund P. Giambastiani, Jr.	Trustee	September 29, 2022
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	September 29, 2022
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	September 29, 2022
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	September 29, 2022
Yung Bong Lim
*/s/ Joanne Pace	Trustee	September 29, 2022
Joanne Pace
*/s/ Gary R. Wicker	Trustee	September 29, 2022
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	September 29, 2022
Donald H. Wilson
*By: /s/ Adam Henkel		September 29, 2022
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.